LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Loans [Abstract]
Total Current loans		$ 244,877,733	$ 103,129,469
Non Current Loans [Abstract]
Total Non Current Loans		1,460,728,384	659,997,560
Total Loans	[1]	1,705,606,117	763,127,029
Borrowing issuance expenses and issue price		386,262,883	272,936,847	$ 1,442,934,673
Loans [Member]
Non Current Loans [Abstract]
Borrowing issuance expenses and issue price		33,801,727	13,333,444
2031 Notes [Member]
Current Loans [Abstract]
Total Current loans		26,260,325	24,502,115
Non Current Loans [Abstract]
Total Non Current Loans		699,077,537	651,882,328
Total Loans		699,077,537
2035 Notes [Member]
Current Loans [Abstract]
Total Current loans		6,264,583	0
Non Current Loans [Abstract]
Total Non Current Loans		707,570,736	0
Total Loans		707,570,736
Bank Loans [Member]
Current Loans [Abstract]
Total Current loans		203,789,828	68,355,793
Non Current Loans [Abstract]
Total Non Current Loans		47,857,094	0
Total Loans		251,646,922
Leases Liabilities [Member]
Current Loans [Abstract]
Total Current loans		8,562,997	10,271,561
Non Current Loans [Abstract]
Total Non Current Loans		1,232,191	8,115,232
Total Loans		9,795,188
Other Loans [Member]
Non Current Loans [Abstract]
Total Non Current Loans		4,990,826	$ 0
Total Loans		$ 4,990,826

[1]	Net of issuance expenses and issue price of Ps. 33,801,727 and Ps. 13,333,444 as of December 31, 2025 and 2024, respectively.